LEASES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Leases [Abstract]
Schedule of leases [Table Text Block]
	Three months ended June 30, 2023	Three months ended June 30, 2022	Six months ended June 30, 2023	Six months ended June 30, 2022
Components of lease expense
Operating lease expense	$308	$136	$624	$327
Short-term lease expense	62	82	135	233
Total lease expense	$370	$218	$759	$560

Other Information
Operating cash flows from operating leases	$356	$216	$720	$489
ROU assets obtained in exchange for new operating lease liabilities	-	2,097	97	2,825
Weighted-average remaining lease term in years for operating leases			3.4	4.5
Weighted-average discount rate for operating leases			7.7%	8.1%

Thousands of United States dollars	Year ended December 31, 2022	Year ended December 31, 2021
Components of lease expense
Operating lease expense	$1,221	$316
Short-term lease expense	396	14
Total lease expense	$1,617	$330

Other Information
Operating cash flows from operating leases	$1,180	$256
ROU assets obtained in exchange for new operating lease liabilities	2,919	1,233
Weighted-average remaining lease term in years for operating leases	3.5	3.3
Weighted-average discount rate for operating leases	7.9%	9.0%

Schedule of maturities of operating lease liabilities [Table Text Block]
Thousands of United States dollars	Operating Leases
2023	$1,234
2024	425
2025	396
2026	321
2027	48
Total future lease payments	2,424
Less: imputed interest	(247)
Total lease liabilities	2,177
Less: current lease liabilities	(1,124)
Total non-current lease liabilities	$1,053

Thousands of United States dollars	Operating Leases
2023	$1,383
2024	849
2025	443
2026	417
2027	237
Thereafter	189
Total future lease payments	3,518
Less: imputed interest	(461)
Total lease liabilities	3,057
Less: current lease liabilities	(1,188)
Total non-current lease liabilities	$1,869